Sales Revenue - Summary of Sales Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue [abstract]
Sales of products	¥ 14,198,906	¥ 12,954,884	¥ 13,586,565
Revenue from financial services	1,162,240	1,044,316	1,014,586
Total	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151